Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 35,962	$ 36,193	$ 35,876
Accumulated impairment [member] | Allowance for credit losses related to other credit instruments [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 25	$ 12